Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Interest income
Loans		$ 27,790	$ 23,663	$ 21,751
Securities
Interest		6,685	4,595	3,672
Dividends		1,234	1,128	912
Deposits with banks		713	446	225
Total interest income		36,422	29,832	26,560
Interest expense
Deposits		10,489	6,615	4,758
Securitization liabilities		586	472	452
Subordinated notes and debentures		337	391	395
Other		2,771	1,507	1,032
Total interest expense		14,183	8,985	6,637
Net interest income		22,239	20,847	19,923
Non-interest income
Investment and securities services		4,656	4,459	4,143
Credit fees		1,210	1,130	1,048
Net securities gain (loss) (Note 7)		111	128	54
Trading income (loss)		1,052	303	395
Income (loss) from non-trading financial instruments at fair value through profit or loss		48
Income (loss) from financial instruments designated at fair value through profit or loss		(170)	(254)	(20)
Service charges		2,716	2,648	2,571
Card services		2,376	2,388	2,313
Insurance revenue (Note 22)		4,045	3,760	3,796
Other income (loss)		551	740	92
Total non-interest income		16,595	15,302	14,392
Total revenue		38,834	36,149	34,315
Provision for credit losses (Note 8)		2,480	2,216	2,330
Insurance claims and related expenses (Note 22)		2,444	2,246	2,462
Non-interest expenses
Salaries and employee benefits (Note 24)		10,377	10,018	9,298
Occupancy, including depreciation		1,765	1,794	1,825
Equipment, including depreciation		1,073	992	944
Amortization of other intangibles		815	704	708
Marketing and business development		803	726	743
Restructuring charges (recovery)		73	2	(18)
Brokerage-related fees		306	314	316
Professional and advisory services		1,247	1,165	1,232
Other		3,678	3,651	3,829
Total non-interest expenses		20,137	19,366	18,877
Income before income taxes and equity in net income of an investment in TD Ameritrade		13,773	12,321	10,646
Total provision for income taxes - Consolidated Statement of Income		3,182	2,253	2,143
Net income	[1]	11,334	10,517	8,936
Preferred dividends		214	193	141
Net income available to common shareholders and non-controlling interests in subsidiaries		11,120	10,324	8,795
Attributable to:
Common shareholders		11,048	10,203	8,680
Non-controlling interests in subsidiaries		$ 72	$ 121	$ 115
Earnings per share (Canadian dollars) (Note 26)
Basic		$ 6.02	$ 5.51	$ 4.68
Diluted		6.01	5.50	4.67
Dividends per common share (Canadian dollars)		$ 2.61	$ 2.35	$ 2.16
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 12)		$ 743	$ 449	$ 433

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.